Schedule I-Condensed Financial Information	12 Months Ended
Dec. 31, 2014
Schedule I-Condensed Financial Information
Schedule I-Condensed Financial Information

VIPSHOP HOLDINGS LIMITED

Schedule I—Condensed Financial Information

Statements of Income (Loss) and Comprehensive Income (Loss)

(In U.S. dollars, except for share data)

	Year ended December 31,
	2012	2013	2014
	$	$	$
General and administrative expenses	(7,596,949)	(12,456,263)	(36,790,447)

Loss from operations	(7,596,949)	(12,456,263)	(36,790,447)
Interest expense	—	—	(10,154,399)
Share of loss of affiliates	—	—	(10,121,828)
Impairment loss of investment	—	—	(1,006,083)
Equity in (losses) incomes of subsidiaries and variable interest entities	(1,875,125)	64,756,126	195,332,664

Net (loss) income	(9,472,074)	52,299,863	137,259,907

Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	994,606	3,518,820	(8,812,055)

Comprehensive (loss) income attributable to Vipshop Holdings Limited's shareholders	(8,477,468)	55,818,683	128,447,852

VIPSHOP HOLDINGS LIMITED

Schedule I—Condensed Financial Information

Balance Sheets

(In U.S. dollars, except for share data)

	As of December 31,
	2013	2014
	$	$
ASSETS
Cash and cash equivalents	95,124	157,195
Investment to an affiliate	—	45,005,933
Other investments	—	13,665,980
Investment in subsidiaries	—	195,332,664
Amount due from subsidiaries	243,160,275	780,809,999

TOTAL ASSETS	243,255,399	1,034,971,771

LIABILITIES AND EQUITY
Amount due to a shareholder	1	1
Accrued expenses	—	2,691,101
Convertible senior notes	—	621,310,950

Total liabilities	1	624,002,052

EQUITY
Class A ordinary shares (US$0.0001 par value, 483,489,642 shares authorized, and 95,155,614 and 98,028,314 shares issued and outstanding as of December 31, 2013 and December 31, 2014, respectively)	9,516	9,803
Class B ordinary shares (US$0.0001 par value, 16,510,358 shares authorized, and 16,510,358 and 16,510,358 shares issued and outstanding as of December 31, 2013 and December 31, 2014, respectively)	1,651	1,651
Additional paid-in capital	363,221,310	402,487,492
Retained earnings (deficit)	(123,725,472)	13,534,435
Accumulated other comprehensive income (loss)	3,748,393	(5,063,662)

Total shareholders' equity	243,255,398	410,969,719

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	243,255,399	1,034,971,771

VIPSHOP HOLDINGS LIMITED

Schedule I—Condensed Financial Information

Statements of Shareholders' Equity

(In U.S. dollars, except for share data)

	Series A Preferred shares		Series B Preferred shares		Class A ordinary shares		Class B ordinary shares				Accumulated other comprehensive income (loss)
									Additional paid-in capital	Retained earnings (deficit)
	No. of shares	Amount	No. of shares	Amount	No. of shares	Amount	No. of shares	Amount				Total
		$		$		$			$	$	$	$
Balance as of January 1, 2012	20,212,500	20,113,898	8,166,667	41,147,021	29,724,301	2,973	16,510,358	1,651	124,341,953	(166,553,261)	(765,033)	18,289,202
Net loss	—	—	—	—	—	—	—	—	—	(9,472,074)	—	(9,472,074)
Issuance of ordinary shares pursuant to initial public offering	—	—	—	—	22,009,200	2,201	—	—	66,020,596	—	—	66,022,797
Direct offering expenses	—	—	—	—	—	—	—	—	(3,332,962)	—	—	(3,332,962)
Conversion of Series A Preferred Shares into ordinary shares	(20,212,500)	(20,113,898)	—	—	20,212,500	2,021	—	—	20,111,877	—	—	—
Conversion of Series B Preferred Shares into ordinary shares	—	—	(8,166,667)	(41,147,021)	12,682,206	1,268	—	—	41,145,753	—	—	—
Proceeds from registered capital contributions by shareholders of the VIE	—	—	—	—	—	—	—	—	2,292,763	—	—	2,292,763
Proceeds from issuance of ordinary shares upon exercise of stock options	—	—	—	—	146,316	14	—	—	191,519	—	—	191,533
Share-based compensation expenses	—	—	—	—	—	—	—	—	7,596,949	—	—	7,596,949
Foreign currency translation	—	—	—	—	—	—	—	—	—	—	994,606	994,606

Balance as of December 31, 2012	—	—	—	—	84,774,523	8,477	16,510,358	1,651	258,368,448	(176,025,335)	229,573	82,582,814

Net income	—	—	—	—	—	—	—	—	—	52,299,863	—	52,299,863
Issuance of ordinary shares pursuant to follow-on offering	—	—	—	—	8,000,000	800	—	—	91,919,200	—	—	91,920,000
Direct offering expenses of follow-on offering	—	—	—	—	—	—	—	—	(1,571,688)	—	—	(1,571,688)
Proceeds from issuance of ordinary shares upon exercise of stock options	—	—	—	—	1,905,026	191	—	—	2,049,087	—	—	2,049,278
Proceeds from issuance of ordinary shares upon exercise of non-vested shares	—	—	—	—	476,065	48	—	—	—	—	—	48
Share-based compensation expense	—	—	—	—	—	—	—	—	12,456,263	—	—	12,456,263
Foreign currency translation	—	—	—	—	—	—	—	—	—	—	3,518,820	3,518,820

Balance as of December 31, 2013	—	—	—	—	95,155,614	9,516	16,510,358	1,651	363,221,310	(123,725,472)	3,748,393	243,255,398

VIPSHOP HOLDINGS LIMITED

Schedule I—Condensed Financial Information

Statements of Shareholders' Equity (Continued)

(In U.S. dollars, except for share data)

	Series A Preferred shares		Series B Preferred shares
					Class A common shares		Class B common shares				Accumulated other comprehensive income (loss)
	No. of shares		No. of shares						Additional paid-in capital	Retained earnings (deficit)
		Amount		Amount	No. of shares	Amount	No. of shares	Amount				Total
		$		$		$		$	$	$	$	$
Balance as of December 31, 2013	—	—	—	—	95,155,614	9,516	16,510,358	1,651	363,221,310	(123,725,472)	3,748,393	243,255,398
Net income	—	—	—	—	—	—	—	—	—	137,259,907	—	137,259,907
Issuance of ordinary shares upon exercise of stock options	—	—	—	—	1,883,977	188	—	—	1,786,441	—	—	1,786,629
Issuance of ordinary shares upon vesting of shares awards	—	—	—	—	988,723	99	—	—	—	—	—	99
Share-based compensation expense	—	—	—	—	—	—	—	—	36,790,447	—	—	36,790,447
Other capital contributions	—	—	—	—	—	—	—	—	689,294	—	—	689,294
Foreign currency translation	—	—	—	—	—	—	—	—	—	—	(8,812,055)	(8,812,055)

Balance as of December 31, 2014	—	—	—	—	98,028,314	9,803	16,510,358	1,651	402,487,492	13,534,435	(5,063,662)	410,969,719

VIPSHOP HOLDINGS LIMITED

Schedule I—Condensed Financial Information

STATEMENTS OF CASH FLOWS

(In U.S. dollars, except for share data)

	Year ended December 31,
	2012	2013	2014
			$
CASH FLOW FROM OPERATING ACTIVITIES:
Net (loss) income	(9,472,074)	52,299,863	137,259,907
Adjustments to reconcile net (loss) income to net cash by operating activities:
Equity in losses (incomes) of subsidiaries and a variable interest entity	1,875,125	(64,756,126)	(195,332,664)
Share of loss an affiliate	—	—	10,121,828
Impairment loss of other investment	—	—	1,006,083
Share-based compensation expenses	7,596,949	12,456,263	36,790,447
Amortization of debt issuance cost	—	—	4,303,481
Changes in operating assets and liabilities:
Amounts due from subsidiaries	—	(92,302,514)	(433,495,775)
Accrued expenses and other current liabilities	—	—	2,691,101

Net cash used in operating activities	—	(92,302,514)	(436,655,592)

Cash flows used in investing activities:
Investment to an affiliate and other investments	—	—	(70,449,018)
Acquisition of a subsidiary, net of cash acquired	—	—	(112,500,000)

Net cash used in investing activities	—	—	(182,949,018)

Cash flows used in financing activities:
Proceeds from issuance of convertible notes	—	—	618,800,000
Issuance cost of convertible notes offering	—	—	(1,609,341)
Other capital contributions	—	—	689,294
Proceeds from issuance of ordinary shares in the offerings, net of issuance costs	—	90,348,312	—
Proceeds from issuance of ordinary shares upon exercise of stock options	—	2,049,326	1,786,728

Net cash provided by financing activities	—	92,397,638	619,666,681

Effect of exchange rate changes	—	—	—

Net increase in cash and cash equivalents	—	95,124	62,071
Cash and cash equivalents at beginning of the period	—	—	95,124

Cash and cash equivalents at end of the period	—	95,124	157,195

VIPSHOP HOLDINGS LIMITED

NOTE TO SCHEDULE I

(In U.S. dollars, except for share or per share data)

        Schedule I has been provided pursuant to the requirement of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year.

        As of December 31, 2013 and 2014, $153,829,188 and $184,846,302 of the restricted capital and reserves are not available for distribution respectively, and as such, the condensed financial information of Vipshop Holdings Limited ("Parent Company") has been presented. Relevant PRC laws and regulations also restrict the WOFE and the VIEs from transferring a portion of their net assets to the Company in the form of loans and advances or cash dividends. No dividends have been paid by the WOFE or the VIEs to the Company during the periods presented. Total restricted net assets of the Group include net assets of VIE and paid in capital of WOFE. The balance of restricted net assets was $153,829,188 and $184,846,302 of which $3,829,188 and $4,846,302 was attributed to the net assets of the VIEs and $150,000,000 and $180,000,000 was attributed to the paid in capital of the WOFE, as of December 31, 2013 and 2014, respectively.

        During the each of the three years in the period ended December 31, 2014, no cash dividend was declared and paid by the Parent Company.

Basis of preparation

        The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in its consolidated financial statements, except that the Parent Company has used the equity method to account for its investment in its subsidiaries and its variable interest entity. Accordingly, the condensed financial information presented herein represents the financial information of the Parent Company.

        The Parent Company had no bank account for the year ended December 31, 2012.